Right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	$ 586,207
Ending balance	535,121	$ 586,207
Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	474,309
Ending balance	439,438	474,309
Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	106,379
Ending balance	91,241	106,379
Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	5,519
Ending balance	4,442	5,519
Cost
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	1,294,314	1,399,199
Additions	120,067	83,101
Additions - business acquisitions	22,114	4,982
Change in estimates and lease modifications	(7,946)	33,774
Disposals/retirements	(100,250)	(174,746)
Foreign currency translation adjustment	(58,001)	(51,996)
Ending balance	1,270,298	1,294,314
Cost | Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	1,080,867	1,124,258
Additions	90,830	60,318
Additions - business acquisitions	21,622	4,982
Change in estimates and lease modifications	(7,946)	33,774
Disposals/retirements	(88,546)	(99,373)
Foreign currency translation adjustment	(47,382)	(43,092)
Ending balance	1,049,445	1,080,867
Cost | Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	174,354	233,976
Additions	25,554	21,955
Additions - business acquisitions	492	0
Change in estimates and lease modifications	0	0
Disposals/retirements	(11,704)	(73,190)
Foreign currency translation adjustment	(8,532)	(8,387)
Ending balance	180,164	174,354
Cost | Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	39,093	40,965
Additions	3,683	828
Additions - business acquisitions	0	0
Change in estimates and lease modifications	0	0
Disposals/retirements	0	(2,183)
Foreign currency translation adjustment	(2,087)	(517)
Ending balance	40,689	39,093
Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(708,107)	(732,334)
Disposals/retirements	82,722	157,204
Foreign currency translation adjustment	35,361	28,730
Depreciation expense (Note 24)	141,295	160,240
Impairment (Note 24)	3,858	1,467
Ending balance	(735,177)	(708,107)
Accumulated depreciation | Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(606,558)	(605,155)
Disposals/retirements	74,973	87,557
Foreign currency translation adjustment	28,925	24,406
Depreciation expense (Note 24)	103,489	111,899
Impairment (Note 24)	3,858	1,467
Ending balance	(610,007)	(606,558)
Accumulated depreciation | Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(67,975)	(97,573)
Disposals/retirements	7,749	67,464
Foreign currency translation adjustment	4,563	3,900
Depreciation expense (Note 24)	33,260	41,766
Impairment (Note 24)	0	0
Ending balance	(88,923)	(67,975)
Accumulated depreciation | Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(33,574)	(29,606)
Disposals/retirements	0	2,183
Foreign currency translation adjustment	1,873	424
Depreciation expense (Note 24)	4,546	6,575
Impairment (Note 24)	0	0
Ending balance	$ (36,247)	$ (33,574)